PREPAID EXPENSES-RELATED PARTIES (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2022
Prepaid Expenses-related Parties
Prepaid expenses related party	$ 13,299	$ 60,953	$ 11,745
Security deposits				$ 16,942